SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:
(MILLIONS)	2018	2017	2016
Trade receivables and other current assets	$(122)	$(40)	$30
Accounts payable and accrued liabilities	32	32	(160)
Other assets and liabilities	22	(17)	(7)
	$(68)	$(25)	$(137)